Contract Revenue and Pass-through and Other Revenue - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disaggregation Of Revenue [Line Items]
Deferred revenue recognized	$ 0.7			$ 5.0		$ 11.4	$ 3.0
Lease revenue	$ 5.7		$ 33.7	$ 25.9	$ 68.6	$ 123.0	$ 144.7	$ 158.4
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenue from Contract with Customer, Excluding Assessed Tax			Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax
CRJ-700
Disaggregation Of Revenue [Line Items]
Operating lease, term of contract						9 years